Shareholder Report, Holdings (Details)	May 31, 2026
C000214795 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000214795 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000214795 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000214795 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214795 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214795 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214795 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214795 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000214795 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000214795 | 038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000214795 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	100.00%
C000214795 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214795 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000214795 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000214795 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000214795 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000214795 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000214795 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000214795 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000214795 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000214795 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000253655 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253655 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000253655 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253655 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253655 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000253655 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253655 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253655 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253655 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253655 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253655 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253655 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000253655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253655 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000253655 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253655 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253655 | Technology
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000253655 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	100.00%
C000262121 | B929F46 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000262121 | 0540528 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000262121 | 6858708 | Sumitomo Electric Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262121 | BTMJD19 | Roche Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000262121 | 5727973 | Siemens A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000262121 | 0287580 | British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000262121 | BP6MXD8 | Shell plc
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000262121 | 7103065 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000262121 | 6215035 | Commonwealth Bank of Australia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000262121 | 6591014 | Mizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000262121 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262121 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000262121 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000262121 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000262121 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000262121 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000262121 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000262121 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000262121 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000262121 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000262121 | IndustrialsBLDBN41
Holdings [Line Items]
Percent of Total Investments	100.00%
C000262121 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262121 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000245117 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245117 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000245117 | 501242101 | Kulicke & Soffa Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245117 | G25457105 | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245117 | 576323109 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245117 | 859241101 | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245117 | 958102105 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245117 | 665859104 | Northern Trust Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245117 | 80004C200 | Sandisk Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245117 | 65290E101 | Nextpower, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245117 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245117 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245117 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245117 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000245117 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000245117 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000245117 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000245117 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000245117 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000245117 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000245117 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245117 | Technology04342Y104
Holdings [Line Items]
Percent of Total Investments	100.00%